                                                       Deutsche Asset Management

Mutual Fund
Prospectus

April 30, 2002

                                                              Deutsche VIT Funds

Equity 500 Index Fund
Class S Shares

[Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.]

                                                       A Member of the
                                                       Deutsche Bank Group
                                                       LOGO

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Overview
--------------------------------------------------------------------------------
of Equity 500 Index Fund

Goal: The Fund seeks to replicate, as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the `S&P 500 Index'), which emphasizes stocks of large US companies.
Core Strategy: The Fund attempts to invest in stocks and other securities that are representative of the S&P 500 Index as a whole.

INVESTMENT POLICIES AND STRATEGIES
The Fund seeks to replicate, before expenses, the risk and return characteristics of the S&P 500 Index. The Fund will invest primarily in common stocks of companies that comprise the S&P 500 Index, in approximately the same weightings as the S&P 500 Index. The Fund may also derivative instruments such as stock index futures contracts and options relating to the benchmark. The Fund's investment adviser will use quantitative analysis techniques to structure the Fund to obtain a high correlation to the S&P 500 Index while remaining as fully invested as possible in all market environments, however the composition of the S&P 500 Index and the Fund may occasionally diverge.
--------------------------------------------------------------------------------
The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 Index are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

Equity 500 Index Fund

Overview of Equity 500 Index Fund

 Goal .....................................................................   3
 Core Strategy ............................................................   3
 Investment Policies and Strategies .......................................   3
 Principal Risks of Investing in the Fund .................................   4
 Who Should Consider Investing in the Fund ................................   4
 Total Returns, After Fees and Expenses ...................................   5

A Detailed Look at the Equity 500 Index Fund

 Objective ................................................................   6
 Index Investing Versus Active Management .................................   6
 Strategy .................................................................   6
 Principal Investments ....................................................   6
 Investment Process .......................................................   6
 Risks ....................................................................   7
 Information Regarding the Index ..........................................   7
 Management of the Fund ...................................................   7
 Calculating the Fund's Share Price .......................................   8
 Dividends and Distributions ..............................................   8
 Distribution Plan ........................................................   9
 Tax Considerations .......................................................   9
 Buying and Selling Fund Shares ...........................................   9
 Financial Highlights .....................................................  10

Overview of the Deutsche VIT Equity 500 Index Fund

PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund could lose money, or the Fund's performance could trail that of other investments. For example:

     .    Stocks held by the Fund could perform poorly.
     . Stocks could decline generally or could underperform other investments.
     . Returns on large US companies' stocks, in which the Fund invests, could trail the returns from stocks of medium or small companies. Each type of stock tends to go through cycles of overperformance and underperformance in comparison to the overall stock market.
     . The Fund may not be able to mirror the S&P 500 Index closely enough to track its performance for several reasons, including the Fund's costs of buying and selling securities, the flow of money into and out of the Fund and the underperformance of stocks selected by us.
     . The Fund could suffer losses if its futures and options positions are not well correlated with the securities for which they are acting as a substitute or if the Fund cannot close out its positions.

WHO SHOULD CONSIDER INVESTING IN THE FUND

The Fund sells its shares only to separate accounts of various insurance companies and certain tax qualified plans (the `Companies'). Shares are available to the public through the purchase of certain variable annuity and variable life insurance contracts (`Contract(s)') issued by the Companies. As a Contract owner, your premium payments are allocated to the Fund through these separate accounts in accordance with your Contract. Please see the Contract prospectus that accompanies this Prospectus for a detailed explanation of your Contract.

You should consider investing in the Fund if you are seeking the following:

     .    capital appreciation over the long term;
     .    exposure to the US equity market as represented by larger companies;
          and
     .    investment returns that track the performance of the S&P 500 Index.

There is, of course, no guarantee that the Fund will realize its goals.

You should not consider investing in the Fund if you are:

     .    pursuing a short-term financial goal;
     .    seeking regular income and stability of principal;
     . unable to tolerate fluctuations in the value of your investments; or o seeking to outperform the S&P 500 Index.

Please bear in mind that there are important differences between funds available to any investor (a `Retail Fund') and those that are available only through certain financial institutions, such as insurance companies and tax-qualified plans. For Example, Retail Funds, unlike the Fund, are not sold to insurance company separate accounts to support investments in variable insurance contracts. In addition, the investment objectives, policies and strategies of the Fund, while similar to those of a Retail Fund, are not identical. Retail Funds may be smaller or larger than the Fund and have different expense ratios than the Fund. As a result, the performance of the Fund and a Retail Fund will differ.

The Fund by itself does not constitute a balanced investment program. It can, however, afford exposure to investment opportunities not available to an investor in small- and medium-sized company stocks. Diversifying your investments may improve your long-run investment return and lower the volatility of your overall investment portfolio.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

               Overview of the Deutsche VIT Equity 500 Index Fund


TOTAL RETURNS, AFTER FEES & EXPENSES

The bar chart and table on this page can help you evaluate the potential risk and rewards of investing in the Fund by showing changes in the Fund's performance year to year. Because Class S shares are a newly offered class of shares with no performance history, the following bar chart shows the performance history of the Fund's Class I shares for each full calendar year since the Fund began selling Class I shares on October 1, 1997 (its inception date). The table compares the Fund's Class I shares average annual return adjusted for Class S expenses with the S&P 500 Index over the last calendar year and since its inception. The S&P 500 Index is a model, not a portfolio in which you may invest. An index is a group of securities whose overall performance is used as a standard to measure investment performance. It does not factor in the costs of buying, selling and holding stock--costs which are reflected in the Fund's performance results. These figures also do not include the effect of Contract charges, which would lower the return shown.

________________________________________________________________________________
A Note on Fees
As an investor in the Fund, you would incur various operating costs, including management expenses. You also would incur fees associated with the Contracts you purchase. Detailed information about the cost of investing in the Fund is presented in the accompanying prospectus for the Contracts through which the Fund's shares are offered to you.

Year-by-Year Returns
(for each full calendar year since inception)


                                   [bar chart]

                                1998      28.71%
                                1999      20.39%
                                2000      -9.24%

                             2001 [to be supplied]%

For the periods shown in the bar chart, the Fund's highest return in any calendar quarter was 21.22% (fourth quarter 1998) and its lowest quarterly return was -10.06% (third quarter 1998). Past performance offers no indication of how the Fund will perform in the future.

  PERFORMANCE FOR PERIOD ENDED DECEMBER 31, 2001

                            Average Annual Returns

                                   Since Inception
                       1 Year (October 1, 1997)/1/
  ------------------------------------------------
  Fund                            %             %
  ------------------------------------------------
  S&P 500 Index                   %             %
  ------------------------------------------------

  /1/ The performance of the S&P 500 Index is calculated from September 30,
  1997.

A detailed look
--------------------------------------------------------------------------------
at Equity 500 Index Fund

OBJECTIVE

The Fund seeks to replicate, as closely as possible (before the deduction of expenses), the performance of the S&P 500 Index, which emphasizes stocks of large US companies.

The Fund invests for capital appreciation, not income; any dividend and interest income is incidental to the pursuit of its objective. While we give priority to replicating the Index's performance, we cannot offer any assurance of achieving this objective. The Fund's objective is not a fundamental policy. We must notify shareholders before we change it, but we are not required to seek their approval to do so.

INDEX INVESTING VERSUS ACTIVE MANAGEMENT

Active management involves the investment adviser buying and selling securities based on research and analysis. Unlike a fund that is actively managed, an index fund tries to replicate, as closely as possible, the performance of a target index by holding either all, or a representative sample, of the securities in the index. Indexing appeals to many investors for the following reasons:

..    indexing provides simplicity because it is a straightforward market-
     matching strategy;

..    index funds generally provide diversification by investing in a wide variety of companies and industries;

..    an index fund's performance is predictable in that the Fund's value is expected to move in the same direction, up or down, as the target index;

..    index funds tend to have lower costs because they do not have many of the expenses of actively managed funds, such as research; and index funds usually have relatively low trading activity and therefore brokerage commissions tend to be lower; and

..    index funds generally realize low capital gains.

STRATEGY

The Equity 500 Index Fund will pursue its objective by investing primarily in the securities of the companies included in the benchmark and derivative instruments, such as futures contracts and options, relating to the benchmark. The Fund's investment adviser will use quantitative analysis techniques to structure the Fund to obtain a high correlation to the S&P 500 Index, while remaining as fully invested as possible in all market environments. To attempt to replicate the risk and return characteristics of the S&P 500 Index as closely as possible, the Fund invests in a statistically selected sample of the securities found in the S&P 500 Index, using a process known as `optimization.' This process selects stocks for the Fund so that industry weightings, market capitalizations and fundamental characteristics (price-to-book ratios, price-to-earnings ratios, debt-to-asset ratios and dividend yields), closely replicate those of the securities in the S&P 500 Index. Over the long term, the investment adviser seeks a correlation between the performance of the Fund, before expenses, and the S&P 500 Index of 98% or better. A figure of 100% would indicate perfect correlation.

PRINCIPAL INVESTMENTS

Under normal circumstances, the Fund will invest at least 80% of its assets in stocks of companies included in the S&P 500 Index and in derivative instruments, such as futures contracts and options, that provide exposure to the stocks of companies in the S&P 500 Index. The Fund's securities are weighted to attempt to make the Fund's total investment characteristics similar to those of the S&P 500 Index as a whole. The investment adviser may exclude or remove any S&P stock from the Fund if the investment adviser believes that the stock is illiquid or that the merit of the investment has been impaired by financial conditions or other extraordinary events. At times, the investment adviser may purchase a stock not included in the S&P 500 Index when it is believed to be a cost-efficient way of approximating the Index's performance, for example, in anticipation of a stock being added to the Index. The Fund may also hold assets in short-term debt securities and money market instruments.

INVESTMENT PROCESS

In an effort to run an efficient and effective strategy, the Fund uses the process of `optimization,' a statistical sampling technique. First, the Fund buys the stocks that make up the larger portions of the S&P 500 Index's value in roughly the same proportion as the S&P 500 Index. Second, smaller stocks are analyzed and selected based on liquidity. In selecting smaller stocks, the investment adviser tries to replicate the industry and risk characteristics of all of the smaller companies in the S&P 500 Index without buying all of those stocks. This approach attempts to maximize the Fund's liquidity and returns while minimizing its costs. Historically, this Fund has had a low portfolio turnover rate.

--------------------------------------------------------------------------------
Futures and options on futures contracts are used as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

Portfolio Turnover. The annual portfolio turnover rate measures the frequency that the Portfolio sells and replaces the value of its securities within a given period.

                      A Detailed Look at the Deutsche VIT Equity 500 Index Fund


RISKS

Below we set forth some of the prominent risks associated with investing in general, with index investing, and with investing in large cap stocks.

Primary Risks

Market Risk. Deteriorating market conditions might cause an overall weakness in the market that reduces the absolute level of stock prices in that market, including stocks held by the Fund.

Tracking Error Risk. There are several reasons that the Fund's performance may not replicate the S&P 500 Index exactly:

..    Unlike the S&P 500 Index, the Fund incurs administrative expenses and transaction costs in trading stocks.

..    The composition of the S&P 500 Index and the stocks held by the Fund may occasionally diverge.

..    The timing and magnitude of cash inflows from investors buying shares could create large balances of uninvested cash. Conversely, the timing and magnitude of cash outflows to investors selling shares could require ready reserves of uninvested cash. Either situation would likely cause the Fund's performance to deviate from the `fully invested' S&P 500 Index.

Futures and Options. The Fund may invest, to a limited extent, in stock index futures or options, which are types of derivatives. The Fund will not use these derivatives for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. The Fund invests in derivatives to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market. Risks associated with derivatives include:

..    the risk that the derivative is not well enough correlated with the security for which it is acting as a substitute;

..    the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; and

..    the risk that the Fund cannot sell the derivative because of an illiquid secondary market.

Secondary Risks

Pricing Risk. We value securities in the Fund at their stated market value if price quotations are available and, if not, by the method that most accurately reflects their current worth in the judgment of the Board of Trustees. This procedure implies an unavoidable risk that our prices are higher or lower than the prices that the securities might actually command if we sold them. If we have valued the securities too highly, you may end up paying too much for Fund shares when you buy. If we underestimate their price, you may not receive the full market value for your Fund shares when you sell.

INFORMATION REGARDING THE INDEX

The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's (`S&P'). S&P makes no representation or warranty, express or implied, to the owners of this Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to this Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which is determined, composed and calculated without regard to the Fund. S&P does not guarantee the accuracy and/or completeness of the S&P 500 Index or any data included herein.

S&P makes no warranty, express or implied, as to the results to be obtained by the Fund, owners of the Fund, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties and hereby expressly disclaims all such warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein.

MANAGEMENT OF THE FUND

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Banc Alex. Brown Inc., Deutsche Asset Management, Inc. (`DeAM, Inc.') and Deutsche Asset Management Investment Services Limited.

Board of Trustees. The Fund's shareholders, voting in proportion to the number of shares each owns, elect a Board of Trustees, and the Trustees supervise all the Fund's activities on their behalf. The separate accounts of the Companies are the shareholders of record of the Fund's shares. Any reference to the shareholder in this Prospectus technically refers to the Companies' separate accounts and not to you, the Contract owner.

                      A Detailed Look at the Deutsche VIT Equity 500 Index Fund


Investment Adviser. Under the supervision of the Board of Trustees, DeAM, Inc., with headquarters at 280 Park Avenue, New York, NY 10017, acts as the Fund's investment adviser. DeAM, Inc. is an indirect wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance. As investment adviser, DeAM, Inc. makes the Fund's investment decisions. It buys and sells securities for the Fund and conducts the research that leads to the purchase and sale decisions. DeAM, Inc. received a fee of 0.20% of the Fund's average daily net assets for its services in the last fiscal year.

As of December 31, 2001, DeAM, Inc. had total assets under management of approximately $96 billion. The firm provides a full range of investment advisory services to institutional clients. The scope of the firm's capability is broad: it is a leader in both the active and passive quantitative investment disciplines and maintains a major presence in stock and bond markets worldwide.

CALCULATING THE FUND'S SHARE PRICE

We calculate the daily price of the Fund's shares (also known as the `Net Asset Value' or `NAV') in accordance with the standard formula for valuing mutual fund shares at the close of regular trading on the New York Stock Exchange every day the New York Stock Exchange is open for business. The formula calls for deducting all of the Fund's liabilities from the total value of its assets--the market value of the securities it holds, plus its cash reserves--and dividing the result by the number of shares outstanding.

We value the securities in the Fund at their stated market value if price quotations are available. When price quotations for a particular security are not readily available, we determine their value by the method that most accurately reflects their current worth in the judgment of the Board of Trustees.

DIVIDENDS AND DISTRIBUTIONS

If the Fund earns investment income or recognizes taxable net capital gains, it is the Fund's policy to distribute to the Companies' separate accounts substantially all of that taxable income or capital gain at least annually. These distributions are automatically made in the form of additional shares of the Fund and not cash, unless a Company elects to have distributions made in cash. The result of automatic reinvestment of distributions is that the Fund's performance, including the effect of dividends, is reflected in the cash value of the Contracts you own. Please see the Contract prospectus accompanying this Prospectus for more information.

--------------------------------------------------------------------------------
The New York Stock Exchange is open every week, Monday through Friday, except when the following holidays are celebrated: New Year's Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day.

                       A Detailed Look at the Deutsche VIT Equity 500 Index Fund

DISTRIBUTION PLAN

The Fund has adopted a Distribution (12b-1) Plan that allows it to pay distribution and service fees for the sale and distribution of Class S shares and for services provided to shareholders. The plan permits the Fund to pay the Fund's distributor an annual fee, not to exceed 0.25% of the average daily net assets of the Fund. The distributor may use this fee as well as other assets of the distributor to compensate sponsoring insurance companies for providing distribution and other services in connection with Fund shares. Payments may also be made to financial institutions, industry professionals and broker-dealers for providing distribution assistance relating to the sale of the Funds' shares. Because these fees are paid out of each Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

TAX CONSIDERATIONS

Because shares of the Fund may be purchased only through Contracts, income dividends or capital gains distributions from the Fund are taxable, if at all, to the participating Companies and will be exempt from current taxation of the Contract owner if left to accumulate within the Contract.

Please see the Contract prospectus accompanying this Prospectus for a description of the Fund's federal tax impact on you as a Contract owner.

Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax advisor before investing.

BUYING AND SELLING FUND SHARES

The Fund does not sell its shares directly to the public. The Fund continuously sells its shares to each Company's separate accounts, without a sales charge, at the next net asset value per share determined after a proper purchase order is placed with the Company. The Company offers to Contract owners units in its separate accounts which directly correspond to shares in the Fund. Each Company submits purchase and redemption orders to the Fund based on allocation instructions for premium payments, transfer instructions and surrender or partial withdrawal requests of their Contract owners, as set forth in the accompanying prospectus for the Contracts. Redemption orders are effected at the next net asset value per share determined after a proper redemption order is placed with the Company.

We reserve the right to reject purchases of Fund shares (including exchanges) for any reason.

A contract owner's purchase order may not be accepted if the sale of Fund shares has been suspended or if the Fund determines that the purchase would be detrimental to the interests of its shareholders. The Fund specifically reserves the right to refuse an order if it is part of multiple purchase or exchange requests that the Fund, in its sole discretion, deems to involve excessive trading or to be part of a market timing strategy. In making its determination the Fund may consider orders that were placed individually as well as orders placed in combination with a group of contract owners or commonly controlled accounts and orders placed by a company. Because purchase orders from a company may be placed in combination with those of other contract owners, an entire trade may not be accepted if a pattern of market timing is detected. For these purposes, the Fund may consider, among other factors, trading history in this or any affiliated funds, the funds involved, the amount of the investment and a contract owners background and the background of any other investors or dealers involved.

Please see the Contract prospectus that accompanies this Prospectus for a detailed description of your Contract and its allocation to the Fund, transfer and withdrawal provisions.

A Detailed Look at the Deutsche VIT Equity 500 Index Fund

Class I performance is presented because Class S shares are newly offered and have no performance history. Class S shares will have different performance. The table below helps you understand the financial performance of the Class I shares since the Fund's inception. Certain information reflects financial results for a single Class I share of the Fund. The total returns in the table represent the rate of return that an investor would have earned on an investment in the Class I shares of the Fund, assuming reinvestment of all interest income and distributions. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The annual report is available free of charge by calling the customer service center at the telephone number shown in the accompanying Contract prospectus.

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
                                                                                                                For the Period
                                                         For the       For the       For the       For the     October 1, 1997/1/
                                                       Year Ended    Year Ended    Year Ended    Year Ended        through
                                                      December 31,   December 31,  December 31,  December 31,    December 31,
                                                         2001           2000          1999           1998           1997
For a Share Outstanding Throughout Each Period

Net Asset Value, Beginning of Period                  $              $   15.18     $  12.73      $   10.19     $    10.00
------------------------------------------------------------------------------------------------------------------------------------
Income From Investment Operations:

Net Investment Income                                                     0.13         0.05           0.07           0.03/2/
------------------------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain on Investments and
Futures Contracts                                                        (1.53)        2.55           2.84           0.16
------------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Asset Value From                          (1.40)        2.60           2.91           0.19
Operations
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions:

Distributions From Net Investment Income                                  0.00        (0.10)         (0.05)          0.00
------------------------------------------------------------------------------------------------------------------------------------
Distributions From Net Realized Gain on Investments                      (0.01)       (0.05)         (0.32)          0.00
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                      (0.01)       (0.15)         (0.37)          0.00
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $              $   13.77     $  15.18      $   12.73     $    10.19
------------------------------------------------------------------------------------------------------------------------------------
Total Return/4/                                       %                  (9.24)%      20.39%         28.71%          1.90%
------------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data

Net Assets, End of Period (in 000s)                   $              $ 427,855     $288,531      $ 49,691      $11,760
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
Net Investment Income Including Reimbursement/Waiver  %                    1.00%       1.16%          1.37%          1.51%/3/
------------------------------------------------------------------------------------------------------------------------------------
Operating Expenses Including Reimbursement/Waiver     %                    0.30%       0.30%          0.30%          0.30%/3/
------------------------------------------------------------------------------------------------------------------------------------
Operating Expenses Excluding Reimbursement/Waiver     %                    0.34%       0.43%          1.19%         2.78%/3/
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               %                       3%          2%            36%            7%
------------------------------------------------------------------------------------------------------------------------------------

  /1/Commencement of operations.
  /2/Based on average shares outstanding.
  /3/Annualized.
  /4/Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. If fees for the adviser and administrator were not waived the total return would have been lower. These figures also do not include the effect of contract charges, which would lower the return shown.

Additional information about the Fund's investments and performance is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You can find more detailed information about the Fund in the current Statement of Additional Information, dated April 30, 2002, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is incorporated by reference into this Prospectus. To receive your free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have questions about investing in the Fund, call the customer service center at the telephone number shown in the accompanying Contract prospectus.

You can find reports and other information about the Fund on the EDGAR Database on the SEC's website (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at 1-202-942-8090.

Equity 500 Index Fund
Class S Shares
Deutsche Asset Management VIT Funds

                                                                CUSIP #
                                                                SE500PRO  (4/02)
                                                                811-07507

                                                       Deutsche Asset Management

Mutual Fund
Prospectus

April 30, 2002

                                                              Deutsche VIT Funds

Small Cap Index Fund
Class S Shares

[Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.]

                                                                 A Member of the
                                                        Deutsche Bank Group LOGO

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Overview
--------------------------------------------------------------------------------
of Small Cap Index Fund

Goal: The Fund seeks to replicate, as closely as possible, before expenses, the performance of the Russell 2000 Small Stock Index (the `Russell 2000 Index'), which emphasizes stocks of small US companies.
Core Strategy: The Fund attempts
to invest in stocks and other securities that are representative of the Russell 2000 Index as a whole.

INVESTMENT POLICIES AND STRATEGIES

The Fund seeks to replicate, before expenses, the risk and return characteristics of the Russell 2000 Index. The Fund will invest primarily in common stocks of companies that comprise the Russell 2000 Index, in approximately the same weightings as the Russell 2000 Index. The Fund may also use derivative instruments, such as stock index futures contracts and options relating to the benchmark. The Fund's investment adviser will use quantitative analysis techniques to structure the Fund to obtain a high correlation to the Russell 2000 Index while remaining as fully invested as possible in all market environments, however the composition of the Russell 2000 Index and the Fund may occasionally diverge.

--------------------------------------------------------------------------------
The Russell 2000 Index is a widely accepted benchmark of small company stock performance. It is a subset of the Russell 3000 Index, which measures the performance of the 3,000 largest US companies based on total market capitalization. Stocks in the Russell 2000 Index are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

Small Cap Index Fund

Overview of Small Cap Index Fund

 Goal...........................................    3
 Core Strategy .................................    3
 Investment Policies and Strategies.............    3
 Principal Risks of Investing in the Fund.......    4
 Who Should Consider Investing in the Fund......    4
 Total Returns, After Fees and Expenses.........    5

 A Detailed Look at Small Cap Index Fund


 Objective.....................................     6
 Index Investing Versus Active Management......     6
 Strategy......................................     6
 Principal Investments.........................     6
 Investment Process............................     6
 Risks.........................................     7
 Management of the Fund........................     7
 Calculating the Fund's Share Price............     8
 Distribution Plan.............................     8
 Dividends and Distributions...................     8
 Tax Considerations............................     8
 Buying and Selling Shares.....................     8
 Financial Highlights..........................     9

Overview of the Deutsche VIT Small Cap Index Fund

PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund could lose money, or the Fund's performance could trail that of other investments. For example:

..    Stocks held by the Fund could perform poorly.
..    Stocks could decline generally or could underperform other investments.
..    Returns on small US companies' stock, in which the Fund invests, could trail the returns from stocks of medium or large companies. Each type of stock tends to go through cycles of overperformance and underperformance in comparison to the overall stock market.
..    The Fund may not be able to mirror the Russell 2000 Index closely enough to track its performance for several reasons, including the Fund's costs of buying and selling securities, the flow of money into and out of the Fund, and the underperformance of securities selected.
..    The Fund could suffer losses if its futures contracts and options positions are not well correlated with the securities for which they are acting as a substitute or if the Fund cannot close out its positions.

WHO SHOULD CONSIDER INVESTING IN THE FUND

The Fund sells its shares only to separate accounts of various insurance companies and tax-qualified plans (the `Companies'). Shares are available to the public through the purchase of certain variable annuity and variable life insurance contracts (`Contract(s)') issued by the Companies. As a Contract owner, your premium payments are allocated to the Fund through these separate accounts in accordance with your Contract. Please see the Contract prospectus that accompanies this Prospectus for a detailed explanation of your Contract.

You should consider investing in the Fund if you are seeking the following:

..    capital appreciation over the long term;
..    exposure to the US equity market as represented by smaller companies; and
..    investment returns that track the performance of the Russell 2000 Index.

There is, of course, no guarantee that the Fund will realize its goal.

You should not consider investing in the Fund if you are:

..    pursuing a short-term financial goal;
..    seeking regular income and stability of principal;
..    unable to tolerate fluctuations in the value of your investments; or
..    seeking to outperform the Russell 2000 Index.

Please bear in mind that there are important differences between funds available to any investor (a `Retail Fund') and those that are only available through certain financial institutions, such as insurance companies and tax-qualified plans. For Example, Retail Funds, unlike the Fund, are not sold to insurance company separate accounts to support investments in variable insurance contracts. In addition, the investment objectives, policies and strategies of the Fund, while similar to those of a Retail Fund, are not identical. Retail Funds may be smaller or larger than the Fund and have different expense ratios than the Fund. As a result, the performance of the Fund and a Retail Fund will differ.

The Fund by itself does not constitute a balanced investment program. It can, however, afford exposure to investment opportunities not available to an investor in large- and medium-sized company stocks. Diversifying your investments may also improve your long-run investment return and lower the volatility of your overall investment portfolio.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                               Overview of the Deutsche VIT Small Cap Index Fund


TOTAL RETURNS, AFTER FEES & EXPENSES

The bar chart and table on this page can help you evaluate the potential risk and rewards of investing in the Fund by showing changes in the Fund's performance year to year. Because Class S shares are a newly offered class of shares with no performance history, the following bar chart shows the performance of the Fund's Class I shares for each full calendar year since the Fund began selling Class I shares on August 25, 1997 (its inception date). The table compares the Fund's Class I shares average annual return adjusted for Class S expenses with the Russell 2000 Index over the last calendar year and since the Fund's inception. The Russell 2000 Index is a model, not a portfolio in which you may invest. An index is a group of securities whose overall performance is used as a standard to measure investment performance. It does not factor in the costs of buying, selling and holding stock--costs that are reflected in the Fund's performance results. These figures also do not include the effect of Contract charges, which would lower the return shown.

--------------------------------------------------------------------------------
A Note on Fees

As an investor in the Fund, you would incur various operating costs, including management expenses. You also would incur fees associated with the Contracts you purchase. Detailed information about the cost of investing in the Fund is presented in the accompanying prospectus for the Contracts through which the Fund's shares are offered to you.

Year-by-Year Returns

(each full calendar year since inception)

                                   [bar chart]

                           1998              -2.18%
                           1999              20.16%
                           2000              -3.87%
                           2001   [to be supplied]%

For the periods shown in the bar chart, the Fund's highest return in any calendar quarter was 18.28% (fourth quarter 1999) and its lowest quarterly return was -19.43% (third quarter 1998). Past performance offers no indication of how the Fund will perform in the future.

   PERFORMANCE FOR PERIOD ENDED

   DECEMBER 31, 2001

                              Average Annual Returns

                                     Since Inception
                          1 year  (August 25, 1997)/1/

Fundv                          %                   %
-----------------------------------------------------
Russell 2000 Index             %                   %

-----------------------------------------------------

 /1/ The performance of the Russell 2000 Index is calculated from August 31,
1997.

A detailed look
--------------------------------------------------------------------------------
at Small Cap Index Fund

OBJECTIVE

The Fund seeks to replicate, as closely as possible (before the deduction of expenses) the performance of the Russell 2000 Index, which emphasizes stocks of small US companies.

The Fund invests for capital appreciation, not income; any dividend and interest income is incidental to the pursuit of its objective. While we give priority to replicating the Index's performance, we cannot offer any assurance of achieving this objective. The Fund's objective is not a fundamental policy. We must notify shareholders before we change it, but we are not required to seek their approval to do so.

INDEX INVESTING VERSUS ACTIVE MANAGEMENT

Active management involves the investment adviser buying and selling securities based on research and analysis. Unlike a fund that is actively managed, an index fund tries to replicate, as closely as possible, the performance of a target index by holding either all, or a representative sample, of the securities in the index. Indexing appeals to many investors for the following reasons:

..  indexing provides simplicity because it is a straightforward market-matching strategy;
..  index funds generally provide diversification by investing in a wide variety of companies and industries;
..  an index fund's performance is predictable in that the Fund's value is expected to move in the same direction, up or down, as the target index;
.. index funds tend to have lower costs because they do not have many of the expenses of actively managed funds such as research; and index funds usually have relatively low trading activity and therefore brokerage commissions tend to be lower; and
..  index funds generally realize low capital gains.

STRATEGY

The Small Cap Index Fund will pursue its objective by investing primarily in the securities of the companies included in the benchmark and derivative instruments, such as futures contracts and options, relating to the benchmark. The Fund's investment adviser will use quantitative analysis techniques to structure the Fund to obtain a high correlation to the Russell 2000 Index while remaining as fully invested as possible in all market environments. To attempt to replicate the risk and return characteristics of the Russell 2000 Index as closely as possible, the Fund invests in a statistically selected sample of the securities found in the Russell 2000 Index, using a process known as `optimization.' This process selects stocks for the Fund so that industry weightings, market capitalizations and fundamental characteristics (price-to-book ratios, price-to-earnings ratios, debt-to-asset ratios and dividend yields) closely replicate those of the securities in the Russell 2000 Index. Over the long term, the investment adviser seeks a correlation between the performance of the Fund, before expenses, and the Russell 2000 Index of 95% or better. A figure of 100% would indicate perfect correlation.

PRINCIPAL INVESTMENTS

Under normal circumstances, the Fund will invest at least 80% of its assets in stocks of companies included in the Russell 2000 Index and in derivative instruments, such as futures contracts and options, that provide exposure to the stocks of companies in the Russell 2000 Index. The Fund's securities are weighted to attempt to make the Fund's total investment characteristics similar to those of the Russell 2000 Index as a whole. The investment adviser may exclude or remove any Russell 2000 stock from the Fund if the investment adviser believes that the stock is illiquid or has impaired financial conditions brought on by extraordinary events. At times, the investment adviser may purchase a stock not included in the Russell 2000 Index when it is believed to be a cost-efficient way of approximating the Index's performance, for example, in anticipation of a stock being added to the Index. The Fund may also hold assets in short-term debt securities and money market instruments.

INVESTMENT PROCESS

In an effort to run an efficient and effective strategy, the Fund uses the process of `optimization,' a statistical sampling technique. First the Fund buys the stocks that make up the larger portions of the Russell 2000 Index's value in roughly the same proportion as the Russell 2000 Index. Second, smaller stocks are analyzed and selected based on liquidity. In selecting smaller stocks, the investment adviser tries to replicate the industry and risk characteristics of all the companies in the Russell 2000 Index without buying all of those stocks. This approach attempts to maximize the Fund's liquidity and returns while minimizing its costs. Historically, this Fund has had a low portfolio turnover rate.

--------------------------------------------------------------------------------
Futures and options on futures contracts are used as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

Portfolio Turnover. The annual portfolio turnover rate measures the frequency that the Portfolio sells and replaces its securities within a given period.

                        A Detailed Look at the Deutsche VIT Small Cap Index Fund


RISKS

Below we set forth some of the prominent risks associated with investing in general, with index investing, and with investing in smaller companies.

Primary Risks

Market Risk. Deteriorating market conditions might cause an overall weakness in the market that reduces the absolute level of stock prices in that market, including stocks held by the Fund.

Tracking Error. There are several reasons that the Fund's performance may not replicate the Russell 2000 Index exactly:

..   Unlike the Russell 2000 Index, the Fund incurs administrative expenses and transaction costs in trading stocks.
..   The composition of the Russell 2000
    Index and the stocks held by the Fund may occasionally diverge.
..   The timing and magnitude of cash inflows from investors buying shares could create balances of uninvested cash. Conversely, the timing and magnitude of cash outflows to investors selling shares could require ready reserves of uninvested cash. Either situation would likely cause the Fund's performance to deviate from the `fully invested' Russell 2000 Index.

Small Company Risk. Small company stocks tend to experience steeper fluctuations in price--down as well as up--than the stocks of larger companies. A shortage of reliable information--the same information gap that creates opportunity in small company investing--can also pose added risk. Industry wide reversals have had a greater impact on small companies, since they lack a large company's financial resources to deal with setbacks. Finally, small company stocks are typically less liquid than large company stocks: when things are going poorly, it is harder to find a buyer for a small company's shares.

Futures and Options. The Fund may invest, to a limited extent, in stock index futures or options, which are types of derivatives. The Fund will not use these derivatives for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. The Fund invests in derivatives to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market. Risks associated with derivatives include:

..    the risk that the derivative is not well correlated with the security for which it is acting as a substitute;

..    the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; and

..    the risk that the Fund cannot sell the derivative because of an illiquid secondary market.

Secondary Risk

Pricing Risk. We value securities in the Fund at their stated market value if price quotations are available and, if not, by the method that most accurately reflects their current worth in the judgment of the Board of Trustees. This procedure implies an unavoidable risk that our prices are higher or lower than the prices that the securities might actually command if we sold them. If we have valued the securities too highly, you may end up paying too much for Fund shares when you buy. If we underestimate their price, you may not receive the full market value for your Fund shares when you sell.

MANAGEMENT OF THE FUND

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Banc Alex. Brown Inc., Deutsche Asset Management, Inc. (`DeAM, Inc.') and Deutsche Asset Management Investment Services Limited.

Board of Trustees. The Fund's shareholders, voting in proportion to the number of shares each owns, elect a Board of Trustees, and the Trustees supervise all the Fund's activities on their behalf. The separate accounts of the Companies are the shareholders of record of the Fund's shares. Any reference to the shareholder in this Prospectus technically refers to the Companies' separate accounts and not to you, the Contract owner.


Investment Adviser. Under the supervision of the Board of Trustees, DeAM, Inc., with headquarters at 280 Park Avenue, New York, NY 10017, acts as the Fund's investment adviser. DeAM, Inc. is an indirect wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance. As investment adviser, DeAM, Inc. makes the Fund's investment decisions. It buys and sells securities for the Fund and conducts the research that leads to the purchase and sale decisions. DeAM, Inc. received a fee of 0.35% of the Fund's average daily net assets for its services in the last fiscal year.


As of December 31, 2001, DeAM, Inc. had total assets under management of approximately $96 billion. The firm provides a full range of investment advisory services to institutional clients. The scope of the firm's capability is broad: it is a leader in both the active and passive quantitative investment disciplines and maintains a major presence in stock and bond markets worldwide.

A Detailed Look at the Deutsche VIT Small Cap Index Fund


CALCULATING THE FUND'S SHARE PRICE

We calculate the daily price of the Fund's shares (also known as the `Net Asset Value' or `NAV') in accordance with the standard formula for valuing mutual fund shares at the close of regular trading on the New York Stock Exchange every day the New York Stock Exchange is open for business. The formula calls for deducting all of the Fund's liabilities from the total value of its assets--the market value of the securities it holds, plus its cash reserves--and dividing the result by the number of shares outstanding.

We value the securities in the Fund at their stated market value if price quotations are available. When price quotations for a particular security are not readily available, we determine their value by the method that most accurately reflects their current worth in the judgment of the Board of Trustees.

DIVIDENDS AND DISTRIBUTIONS

If the Fund earns investment income or recognizes taxable net capital gains, it is the Fund's policy to distribute to the Companies' separate accounts substantially all of that taxable income or capital gain at least annually. These distributions are automatically made in the form of additional shares of the Fund and not cash, unless a Company elects to have distributions made in cash. The result of automatic reinvestment of distributions is that the Fund's performance, including the effect of dividends, is reflected in the cash value of the Contracts you own. Please see the Contract prospectus accompanying this Prospectus for more information.

DISTRIBUTION PLAN

The Fund has adopted a Distribution (12b-1) Plan that allows it to pay distribution and service fees for the sale and distribution of Class S shares and for services provided to shareholders. The plan permits the Fund to pay the Fund's distributor an annual fee, not to exceed 0.25% of the average daily net assets of the Fund. The distributor may use this fee as well as other assets of the distributor to compensate sponsoring insurance companies for providing distribution and other services in connection with Fund shares. Payments may also be made to financial institutions, industry professionals and broker-dealers for providing distribution assistance relating to the sale of the Funds' shares. Because these fees are paid out of each Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

_____________________
The New York Stock Exchange is open every week, Monday through Friday, except when the following holidays are celebrated: New Year's Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day.

TAX CONSIDERATIONS

Because shares of the Fund may be purchased only through Contracts, income dividends or capital gains distributions from the Fund are taxable, if at all, to the participating Companies and will be exempt from current taxation of the Contract owner if left to accumulate within the Contract.

Please see the Contract prospectus accompanying this Prospectus for a description of the Fund's federal tax impact on you as a Contract owner.

Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax advisor before investing.

BUYING AND SELLING SHARES

The Fund does not sell its shares directly to the public. The Fund continuously sells its shares to each Company's separate accounts, without a sales charge, at the next net asset value per share determined after a proper purchase order is placed with the Company. The Company offers to Contract owners units in its separate accounts which directly correspond to shares in the Fund. Each Company submits purchase and redemption orders to the Fund based on allocation instructions for premium payments, transfer instructions and surrender or partial withdrawal requests of their Contract owners, as set forth in the accompanying prospectus for the Contracts. Redemption orders are effected at the next net asset value per share determined after a proper redemption order is placed with the Company.

We reserve the right to reject purchases of Fund shares (including exchanges) for any reason.

A contract owner's purchase order may not be accepted if the sale of Fund shares has been suspended or if the Fund determines that the purchase would be detrimental to the interests of its shareholders. The Fund specifically reserves the right to refuse an order if it is part of multiple purchase or exchange requests that the Fund, in its sole discretion, deems to involve excessive trading or to be part of a market timing strategy. In making its determination the Fund may consider orders that were placed individually as well as orders placed in combination with a group of contract owners or commonly controlled accounts and orders placed by a company. Because purchase orders from a company may be placed in combination with those of other contract owners, an entire trade may not be accepted if a pattern of market timing is detected. For these purposes, the Fund may consider, among other factors, trading history in this or any affiliated funds, the funds involved, the amount of the investment and a contract owners background and the background of any other investors or dealers involved.

Please see the Contract prospectus that accompanies this Prospectus for a detailed description of your Contract and its allocation to the Fund, transfer and withdrawal provisions

A Detailed Look at the Deutsche VIT Small Cap Index Fund

Class I performance is presented because Class S shares are newly offered and have no performance history. Class S shares will have different performance. The table below helps you understand the financial performance of the Class I shares since the Fund's inception. Certain information reflects financial results for a single Class I share of the Fund. The total returns in the table represent the rates of return that an investor would have earned on an investment in the Class I shares of the Fund, assuming reinvestment of all interest income and distributions. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The annual report is available free of charge by calling the customer service center at the telephone number shown in the accompanying Contract prospectus.


   FINANCIAL HIGHLIGHTS

                                                                                                                      For the Period
                                                                For the        For the        For the       For the      August 25,
                                                              Year Ended     Year Ended     Year Ended    Year Ended      1997/1/
                                                             December 31,   December 31,   December 31,  December 31,     through
                                                                 2001           2000          1999          1998        December 31,
                                                                                                                            1997
   For a Share Outstanding Throughout Each Period

   Net Asset Value, Beginning of Period                                $   $   11.61        $  10.06      $ 10.51        $10.00
----------------------------------------------------------------------------------------------------------------------------------
   Income From Investment Operations:

   Net Investment Income                                                        0.10            0.09         0.06          0.03/2/
----------------------------------------------------------------------------------------------------------------------------------
   Net Realized and Unrealized Gain (Loss) on Investments
   and Futures Contracts                                                       (0.55)           1.92        (0.30)          0.48
----------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Asset Value From                             (0.45)           2.01        (0.24)          0.51
   Operations

----------------------------------------------------------------------------------------------------------------------------------
   Less Distributions:

   Distributions From Net Investment Income                                     0.00           (0.12)       (0.05)          0.00
----------------------------------------------------------------------------------------------------------------------------------
   Distributions From Net Realized Gain on Investments                          0.06)          (0.34)       (0.16)          0.00
----------------------------------------------------------------------------------------------------------------------------------
   Total Distributions                                                         (0.06)          (0.46)       (0.21)          0.00
----------------------------------------------------------------------------------------------------------------------------------
   Net Asset Value, End of Period                                      $   $   11.10        $  11.61      $ 10.06        $ 10.51
----------------------------------------------------------------------------------------------------------------------------------
   Total Return/4/                                                     %       (3.87)%         20.16%       (2.18)%         5.10%
----------------------------------------------------------------------------------------------------------------------------------
   Ratios/Supplemental Data

   Net Assets, End of Period (in 000s)                                 $   $ 104,095        $ 55,559      $36,744        $12,617
----------------------------------------------------------------------------------------------------------------------------------
   Ratios to Average Net Assets:
----------------------------------------------------------------------------------------------------------------------------------
   Net Investment Income Including Reimbursement/Waiver                %        1.13%           1.14%        1.18%          1.08%/3/
----------------------------------------------------------------------------------------------------------------------------------
   Operating Expenses Including Reimbursement/Waiver                   %        0.45%           0.45%        0.45%          0.45%/3/
----------------------------------------------------------------------------------------------------------------------------------
   Operating Expenses Excluding Reimbursement/Waiver                   %        0.69%           1.18%        1.58%          3.27%/3/
----------------------------------------------------------------------------------------------------------------------------------
   Portfolio Turnover Rate                                             %          51%             68%          30%             8%
------------------------------------------------------------------------------------------------------------------------------------

             /1/Commencement of operations.
             /2/Based on average shares outstanding.
             /3/Annualized.
             /4/Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. If fees for the adviser and administrator were not waived the total return would have been lower. These figures also do not include the effect of Contract charges, which would lower the return shown.

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You can find more detailed information about the Fund in the current Statement of Additional Information, dated April 30, 2002, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is incorporated by reference into this Prospectus. To receive your free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have questions about investing in the Fund, call the customer service center at the telephone number shown in the accompanying Contract prospectus.

You can find reports and other information about the Fund on the EDGAR Database on the SEC's website (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at 1-202-942-8090.

Small Cap Index Fund
Class S Shares
Deutsche Asset Management VIT Funds


                                                                CUSIP#
                                                                SSMALLPRO (4/02)
                                                                811-07507

                                                       Deutsche Asset Management



Mutual Fund

Prospectus

April 30, 2002


                                                              Deutsche VIT Funds


EAFE(R) Equity Index Fund
Class S Shares



[Like shares of all mutual funds, these
securities have not been approved or
disapproved by the Securities and
Exchange Commission nor has the
Securities and Exchange Commission
passed upon the accuracy or adequacy of
this prospectus. Any representation to
the contrary is a criminal offense.]


                                                     A Member of the
                                                     Deutsche Bank Group
                                                     LOGO

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Overview
--------------------------------------------------------------------------------
of EAFE(R) Equity Index Fund

Goal: The Fund seeks to replicate, as closely as possible, before expenses, the performance of the Morgan Stanley Capital International (MSCI) EAFE(R) Index (`EAFE(R) Index') which emphasizes stocks of companies in major markets in Europe, Australia and the Far East.

Core Strategy: The Fund attempts to invest in stocks and other securities that are representative of the EAFE(R) Index as a whole.


INVESTMENT POLICIES AND STRATEGIES
The Fund seeks to replicate, before expenses, the risk and return characteristics of the EAFE(R) Index. The Fund will invest primarily in common stocks of companies that comprise the EAFE(R) Index, in approximately the same weightings as the EAFE(R) Index. The Fund may also derivative instruments, such as stock index futures contracts and options relating to the benchmark. The Fund's investment adviser will use quantitative analysis techniques to structure the Fund to obtain a high correlation to the EAFE(R) Index while remaining as fully invested as possible in all market environments, however the composition of the EAFE(R) Index and the Fund may occasionally diverge.
--------------------------------------------------------------------------------
The EAFE(R) Index of major markets in Europe, Australia and the Far East is a widely accepted benchmark of international stock performance. It tracks equity securities in Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. Stocks in the EAFE(R) Index are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

EAFE(R) Equity Index Fund

Overview of EAFE(R) Equity Index Fund
 Goal .....................................................................   3
 Core Strategy ............................................................   3
 Investment Policies and Strategies .......................................   3
 Principal Risks of Investing in the Fund .................................   4
 Who Should Consider Investing in the Fund ................................   4
 Total Returns, After Fees and Expenses ...................................   5

 Detailed Look at EAFE(R) Equity Index Fund
 Objective ................................................................   6
 Index Investing Versus Active Management .................................   6
 Strategy .................................................................   6
 Principal Investments ....................................................   6
 Investment Process .......................................................   6
 Risks ....................................................................   7
 Information Regarding the Index ..........................................   8
 Management of the Fund ...................................................   8
 Calculating the Fund's Share Price .......................................   9
 Dividends and Distributions ..............................................   9
 Distribution Plan ........................................................   9
 Tax Considerations .......................................................   9
 Buying and Selling Shares ................................................   9
 Financial Highlights .....................................................  10

Overview of the Deutsche VIT EAFE(R) Equity Index Fund



PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund could lose money, or the Fund's performance could trail that of other investments. For example:

     .    Stocks held by the Fund could perform poorly.
     . Stocks could decline generally or could underperform other investments.
     . Adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing their full value.
     . Accounting and financial reporting standards differ from those in the US and could convey incomplete information when compared to information typically provided by US companies.
     . The currency of a country in which the Fund invests may fluctuate in value relative to the US dollar, which could affect the value of the investment itself.
     . The Fund may not be able to mirror the EAFE(R) Index closely enough to track its performance for several reasons, including the Fund's cost of buying and selling securities, the flow of money into and out of the Fund, and the underperformance of stocks selected.
     . The Fund could suffer losses if its futures and options positions are not well correlated with the securities for which they are acting as a substitute or if the Fund cannot close out its positions.

WHO SHOULD CONSIDER INVESTING IN THE FUND

The Fund sells its shares only to separate accounts of various insurance companies and certain tax qualified plans (the `Companies'). Shares are available to the public through the purchase of certain variable annuity and variable life insurance contracts (`Contract(s)') issued by the Companies. As a Contract owner, your premium payments are allocated to the Fund through these separate accounts in accordance with your Contract. Please see the Contract prospectus that accompanies this Prospectus for a detailed explanation of your Contract.

You should consider investing in the Fund if you are seeking the following:

     .    capital appreciation over the long term;
     . exposure to the equity market as represented by companies outside the US; and
     .    investment returns that track the performance of the EAFE(R) Index.

There is, of course, no guarantee that the Fund will realize its goal.

You should not consider investing in the Fund if you are:

     .    pursuing a short-term financial goal;
     .    seeking regular income and stability of principal;
     .    unable to tolerate fluctuations in the value of your investments; or
     .    seeking to outperform the EAFE(R) Index.

Please bear in mind that there are important differences between funds available to any investor (a `Retail Fund') and those that are only available through certain financial institutions, such as insurance companies and tax-qualified plans. For Example, Retail Funds, unlike the Fund, are not sold to insurance company separate accounts to support investments in variable insurance contracts. In addition, the investment objectives, policies and strategies of the Fund, while similar to those of a Retail Fund, are not identical. Retail Funds may be smaller or larger than the Fund and have different expense ratios than the Fund. As a result, the performance of the Fund and a Retail Fund will differ.

The Fund by itself does not constitute a balanced investment program. It can, however, provide exposure to investment opportunities not available to someone who invests in US securities alone. Diversifying your investments may also improve your long-run investment return and lower the volatility of your overall investment portfolio.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                          Overview of the Deutsche VIT EAFE(R) Equity Index Fund


TOTAL RETURNS, AFTER FEES AND EXPENSES

The bar chart and table on this page can help you evaluate the potential risk and rewards of investing in the Fund by showing changes in the Fund's performance year to year. Because Class S shares are a newly offered class of shares with no performance history, the following bar chart shows the performance history of the Fund's Class I shares for each full calendar year since the Fund began selling Class I shares on August 22, 1997 (its inception date). The table compares the Fund's Class I shares average annual return adjusted for Class S expenses with the EAFE(R) Index over the last calendar year and since the Fund's inception. The EAFE(R) Index is a model, not a portfolio in which you may invest. An index is a group of securities whose overall performance is used as a standard to measure investment performance. It does not factor in the costs of buying, selling and holding stock--costs that are reflected in the Fund's performance results. These figures also do not include the effect of Contract charges, which would lower the return shown.

________________________________________________________________________________
A Note on Fees

As an investor in the Fund, you would incur various operating costs, including management expenses. You also would incur fees associated with the Contracts you purchase. Detailed information about the cost of investing in the Fund is presented in the accompanying prospectus for the Contracts through which the Fund's shares are offered to you.

Year-by-Year Returns
(for each full calendar year since inception)

                                   [bar chart]
                                 1998      21.60%
                                 1999      27.60%
                                 2000     -16.66%
                             2001 [to be supplied]%

For the periods shown in the bar chart, the Fund's highest return in any calendar quarter was 19.68% (fourth quarter 1998) and its lowest quarterly return was -13.10% (third quarter 1998). Past performance offers no indication of how the Fund will perform in the future.

  PERFORMANCE FOR PERIOD ENDED DECEMBER 31, 2001

                               Average Annual Returns

                                      Since Inception
                      1 Year     (August 22, 1997)/1/

-----------------------------------------------------
   Fund                    %                        %
-----------------------------------------------------
   EAFE(R) Index           %                        %
-----------------------------------------------------

  /1/ The performance of the EAFE(R) Index is calculated from August 31, 1997.

A detailed look
--------------------------------------------------------------------------------
at EAFE(R) Equity Index Fund

OBJECTIVE

The Fund seeks to replicate, as closely as possible (before the deduction of expenses) the performance of the EAFE(R) Index, which measures international stock market performance.

The Fund invests for capital appreciation, not income; any dividend and interest income is incidental to the pursuit of its objective. While we give priority to replicating the Index's performance, we cannot offer any assurance of achieving this objective. The Fund's objective is not a fundamental policy. We must notify shareholders before we change it, but we are not required to seek their approval to do so.

INDEX INVESTING VERSUS ACTIVE MANAGEMENT

Active management involves the investment adviser buying and selling securities based on research and analysis. Unlike a fund that is actively managed, an index fund tries to replicate, as closely as possible, the performance of a target index by holding either all, or a representative sample, of the securities in the index. Indexing appeals to many investors for the following reasons:

     . indexing provides simplicity because it is a straightforward market-matching strategy;
     . index funds generally provide diversification by investing in a wide variety of companies and industries;
     . an index fund's performance is predictable in that the Fund's value is expected to move in the same direction, up or down, as the target index;
     . index funds tend to have lower costs because they do not have many of the expenses of actively managed funds, such as research and index funds usually have relatively low trading activity and therefore brokerage commissions tend to be lower; and
     .    index funds generally realize low capital gains.

STRATEGY

The EAFE(R) Equity Index Fund will pursue its objective by investing primarily in the securities of the companies included in the benchmark and derivative instruments, such as futures contracts and options, relating to the benchmark. The Fund's investment adviser will use quantitative analysis techniques to structure the Fund to obtain a high correlation to the EAFE(R) Index while remaining as fully invested as possible in all market environments. To attempt to replicate the country, industry and risk characteristics of the EAFE(R) Index as closely as possible, the Fund invests in a statistically selected sample of the securities found in the EAFE(R) Index, using a process known as `optimization.' This process selects stocks for the Fund so that industry weightings, market capitalizations and fundamental characteristics (price-to-book ratios, price-to-earnings ratios, debt-to-asset ratios and dividend yields) closely replicate those of the securities in the EAFE(R) Index. Over the long term, the investment adviser seeks a correlation between the performance of the Fund, before expenses, and the EAFE(R) Index of 95% or better. A figure of 100% would indicate perfect correlation.

PRINCIPAL INVESTMENTS

Under normal circumstances, the Fund intends to invest at least 80% of its assets in stocks of companies included in the EAFE(R) Index and in derivative instruments, such as futures contracts and options that provide exposure to the stocks of companies in the EAFE(R) Index. The Fund's securities are weighted to attempt to make the Fund's total investment characteristics similar to those of the EAFE(R) Index as a whole. The investment adviser may remove or exclude any EAFE(R) stock from the Fund if the investment adviser believes that the stock is illiquid or that the merit of the investment has been impaired by financial conditions or other extraordinary events. At times, the investment adviser may purchase a stock not included in the EAFE(R) Index when it is believed to be a cost-efficient way of approximating the Index's performance, for example, in anticipation of a stock being added to the Index. The Fund may also hold assets in short-term debt securities and money market instruments.

INVESTMENT PROCESS

In an effort to run an efficient and effective strategy, the Fund uses the process of `optimization,' a statistical sampling technique. First, the Fund buys the stocks that make up the larger portions of the EAFE(R) Index's value in roughly the same proportion as the EAFE(R) Index. Second, smaller stocks are analyzed and selected based on liquidity. In selecting smaller stocks, the investment adviser tries to replicate the industry and risk characteristics of all of the smaller companies in the EAFE(R) Index without buying all of those stocks. This approach attempts to maximize the Fund's liquidity and returns while minimizing its costs. Historically, this Fund has had a low portfolio turnover rate.

________________________________________________________________________________
Futures and options on futures contracts are used as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

Portfolio Turnover. The annual portfolio turnover rate measures the frequency that the Fund sells and replaces the value of its securities within a given period.

                   A Detailed Look at the Deutsche VIT EAFE(R) Equity Index Fund


RISKS

Below we set forth some of the prominent risks associated with investing in general, with index investing, and with investing in stocks outside the United States.

Primary Risks

Market Risk. Deteriorating market conditions might cause an overall weakness in the market that reduces the absolute level of stock prices in that market, including stocks held by the Fund.

Tracking Error Risk. There are several reasons that the Fund's performance may not replicate the EAFE(R)Index exactly:

     . Unlike the EAFE(R) Index, the Fund incurs administrative expenses and transaction costs in trading stocks.
     . The composition of the EAFE(R) Index and the stocks held by the Fund may occasionally diverge.
     . The timing and magnitude of cash inflows from investors buying shares could create balances of uninvested cash. Conversely, the timing and magnitude of cash outflows to investors selling shares could require ready reserves of uninvested cash. Either situation would likely cause the Fund's performance to deviate from the `fully invested' EAFE(R) Index.

Foreign Stock Market Risk. From time to time, foreign capital markets have exhibited more volatility than those in the United States. Trading stocks on some foreign exchanges is inherently more difficult than trading in the United States for reasons that include:

     . Political Risk. Some foreign governments have limited the outflow of profits to investors abroad, extended diplomatic disputes to include trade and financial relations, and imposed high taxes on corporate profits.
     . Information Risk. Financial reporting standards for companies based in foreign markets differ from those in the United States and may present an incomplete or misleading picture of a foreign company compared to US standards.
     . Liquidity Risk. Stocks that trade infrequently or in low volumes can be more difficult or more costly to buy or to sell than more liquid or active stocks. This liquidity risk is a factor of the trading volume of a particular stock, as well as the size and liquidity of the entire local market. On the whole, foreign exchanges are smaller and less liquid than the US market. This can make buying and selling certain shares more difficult and costly. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In certain situations, it may become virtually impossible to sell a stock in an orderly fashion at a price that approaches our estimate of its value.
     . Regulatory Risk. There is generally less government regulation of foreign markets, companies and securities.
     . Currency Risk. The Fund invests in foreign securities denominated in foreign currencies. This creates the possibility that changes in foreign exchange rates will affect the value of foreign securities or the US dollar amount of income or gain received on these securities.

Futures and Options. The Fund may invest, to a limited extent, in stock index futures or options, which are types of derivatives. The Fund will not use these derivatives for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. The Fund invests in derivatives to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market. Risks associated with derivatives include:

     . the risk that the derivative is not well correlated with the security for which it is acting as a substitute;
     . the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; and
     . the risk that the Fund cannot sell the derivative because of an illiquid secondary market.

Secondary Risks

Euro Risk. On January 1, 1999, eleven countries of the European Economic and Monetary Union (EMU) began implementing a plan to replace their national currencies with a new currency, the euro. Full conversion to the euro is slated to occur by July 1, 2002.

Although it is impossible to predict the impact of the conversion to the euro on the Fund, the risks may include:

     . changes in the relative strength and value of the US dollar or other major currencies;
     . adverse effects on the business or financial condition of European issuers that the Fund holds in its portfolio; and
     .    unpredictable effects on trade and commerce generally.

These and other factors could increase volatility in financial markets worldwide and could adversely affect the value of securities held by the Fund.

Pricing Risk. We value securities in the Fund at their stated market value if price quotations are available and, if not, by the method that most accurately reflects their current worth in the judgment of the Board of Trustees. This procedure implies an unavoidable risk that our prices are higher or lower than the prices that the securities might actually command if

A Detailed Look at the Deutsche VIT EAFE(R) Equity Index Fund


we sold them. If we have valued the securities too highly, you may end up paying too much for Fund shares when you buy. If we underestimate their price, you may not receive the full market value for your Fund shares when you sell.

INFORMATION REGARDING THE INDEX

This Fund is not sponsored, endorsed, sold or promoted by Morgan Stanley. Morgan Stanley makes no representation or warranty, express or implied, to the owners of this Fund or any member of the public regarding the advisability of investing in securities generally or the ability of the EAFE(R) Index to track general stock market performance.

Morgan Stanley is the licensor of certain trademarks, service marks and trade names of Morgan Stanley and of the EAFE(R) Index, which is determined, composed and calculated by Morgan Stanley without regard to the issuer of this Fund, or to this Fund itself. Morgan Stanley has no obligation to take the needs of the issuer of this Fund or the owners of this Fund into consideration in determining, composing or calculating the EAFE(R) Index.

Inclusion of a security in the EAFE(R) Index in no way implies an opinion by Morgan Stanley as to its attractiveness as an investment. Morgan Stanley is not responsible for and has not participated in the determination of the timing, prices or quantities of this Fund to be issued, or in the determination or calculation of the equation by which this Fund is redeemable for cash. Morgan Stanley has no obligation or liability to owners of this Fund in connection with the administration, marketing or trading of this Fund. This Fund is neither sponsored by nor affiliated with Morgan Stanley.

Although Morgan Stanley shall obtain information for inclusion in or for use in the calculation of the indexes from sources that Morgan Stanley considers reliable, Morgan Stanley does not guarantee the accuracy and/or the completeness of the indices or any data included therein.

Morgan Stanley makes no warranty, express or implied, as to results to be obtained by licensee, licensee's customers and counterparties, owners of the products, or any other person or entity from the use of the indexes or any data included therein in connection with the rights licensed hereunder or for any other use. Morgan Stanley makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the indexes or any data included therein.

Without limiting any of the foregoing, in no event shall Morgan Stanley have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

MANAGEMENT OF THE FUND

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Banc Alex. Brown Inc., Deutsche Asset Management, Inc. (`DeAM, Inc.') and Deutsche Asset Management Investment Services Limited.

Board of Trustees. The Fund's shareholders, voting in proportion to the number of shares each owns, elect a Board of Trustees, and the Trustees supervise all the Fund's activities on their behalf. The separate accounts of the Companies are the shareholders of record of the Fund's shares. Any reference to the shareholder in this Prospectus technically refers to the Companies' separate accounts and not to you, the Contract owner.

Investment Adviser. Under the supervision of the Board of Trustees, DeAM, Inc., with headquarters at 280 Park Avenue, New York, NY 10017, acts as the Fund's investment adviser. DeAM, Inc. is an indirect wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance. As investment adviser, DeAM, Inc. makes the Fund's investment decisions. It buys and sells securities for the Fund and conducts the research that leads to the purchase and sale decisions. DeAM, Inc. received a fee of 0.45% of the Fund's average daily net assets for its services in the last fiscal year.

As of December 31, 2001, DeAM, Inc. had total assets under management of approximately $96 billion. The firm provides a full range of investment advisory services to institutional clients. The scope of the firm's capability is broad: it is a leader in both the active and passive quantitative investment disciplines and maintains a major presence in stock and bond markets worldwide.

                   A Detailed Look at the Deutsche VIT EAFE(R) Equity Index Fund


CALCULATING THE FUND'S SHARE PRICE

We calculate the price of the Fund's shares (also known as the `Net Asset Value' or `NAV') in accordance with the standard formula for valuing mutual fund shares at the close of regular trading on the New York Stock Exchange every day the New York Stock Exchange is open for business. The formula calls for deducting all of the Fund's liabilities from the total value of its assets--the market value of the securities it holds, plus its cash reserves--and dividing the result by the number of shares outstanding. Prices for securities that trade on foreign exchanges can change significantly on days when the New York Stock Exchange is closed and you cannot buy or sell Fund shares. Such price changes in the securities the Fund owns may ultimately affect the price of Fund shares when the New York Stock Exchange reopens.

We value the securities in the Fund at their stated market value if price quotations are available. When price quotations for a particular security are not readily available, we determine their value by the method that most accurately reflects their current worth in the judgment of the Board of Trustees.

DIVIDENDS AND DISTRIBUTIONS

If the Fund earns investment income or recognizes taxable net capital gains, it is the Fund's policy to distribute to the Companies' separate accounts substantially all of that taxable income or capital gain at least annually. These distributions are automatically made in the form of additional shares of the Fund and not cash, unless a Company elects to have distributions made in cash. The result of automatic reinvestment of distributions is that the Fund's performance, including the effect of dividends, is reflected in the cash value of the Contracts you own. Please see the Contract prospectus accompanying this Prospectus for more information.

DISTRIBUTION PLAN

The Fund has adopted a Distribution (12b-1) Plan that allows it to pay distribution and service fees for the sale and distribution of Class S shares and for services provided to shareholders. The plan permits the Fund to pay the Fund's distributor an annual fee, not to exceed 0.25% of the average daily net assets of the Fund. The distributor may use this fee as well as other assets of the distributor to compensate sponsoring insurance companies for providing distribution and other services in connection with Fund shares. Payments may also be made to financial institutions, industry professionals and broker-dealers for providing distribution assistance relating to the sale of the Funds' shares. Because these fees are paid out of each Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

________________________________________________________________________________

The New York Stock Exchange is open every week, Monday through Friday, except when the following holidays are celebrated: New Year's Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day.

TAX CONSIDERATIONS

Because shares of the Fund may be purchased only through Contracts, income dividends or capital gains distributions from the Fund are taxable, if at all, to the participating Companies and will be exempt from current taxation of the Contract owner if left to accumulate within the Contract.

Please see the Contract prospectus accompanying this Prospectus for a description of the Fund's federal tax impact on you as a Contract owner.

Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax advisor before investing.

BUYING AND SELLING FUND SHARES

The Fund does not sell its shares directly to the public. The Fund continuously sells its shares to each Company's separate accounts, without a sales charge, at the next net asset value per share determined after a proper purchase order is placed with the Company. The Company offers to Contract owners units in its separate accounts which directly correspond to shares in the Fund. Each Company submits purchase and redemption orders to the Fund based on allocation instructions for premium payments, transfer instructions and surrender or partial withdrawal requests of their Contract owners, as set forth in the accompanying prospectus for the Contracts. Redemption orders are effected at the next net asset value per share determined after a proper redemption order is placed with the Company.

We reserve the right to reject purchases of Fund shares (including exchanges) for any reason.

A contract owner's purchase order may not be accepted if the sale of Fund shares has been suspended or if the Fund determines that the purchase would be detrimental to the interests of its shareholders. The Fund specifically reserves the right to refuse an order if it is part of multiple purchase or exchange requests that the Fund, in its sole discretion, deems to involve excessive trading or to be part of a market timing strategy. In making its determination the Fund may consider orders that were placed individually as well as orders placed in combination with a group of contract owners or commonly controlled accounts and orders placed by a company. Because purchase orders from a company may be placed in combination with those of other contract owners, an entire trade may not be accepted if a pattern of market timing is detected. For these purposes, the Fund may consider, among other factors, trading history in this or any affiliated funds, the funds involved, the amount of the investment and a contract owners background and the background of any other investors or dealers involved.

Please see the Contract prospectus that accompanies this Prospectus for a detailed description of your Contract and its allocation to the Fund , transfer and withdrawal provisions.

                   A Detailed Look at the Deutsche VIT EAFE(R) Equity Index Fund

Class I performance is presented because Class S shares are newly offered and have no performance history. Class S shares will have different performance. The table below helps you understand the financial performance of the Class I shares since the Fund's inception. Certain information reflects financial results for a single Class I share of the Fund. The total returns in the table represent the rates of return that an investor would have earned on an investment in the Class I shares of the Fund, assuming reinvestment of all interest income and distributions. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The annual report is available free of charge by calling the customer service center at the telephone number shown in the accompanying Contract prospectus

------------------------------------------------------------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
                                                                                                                      For the Period
                                                                 For the      For the        For the       For the       August 22,
                                                               Year Ended    Year Ended    Year Ended    Year Ended        1997/1/
                                                              December 31,  December 31,  December 31,  December 31,      through
                                                                  2001          2000          1999          1998        December 31,
                                                                                                                            1997
   For a Share Outstanding Throughout Each Period

   Net Asset Value, Beginning of Period                                 $      $  13.60       $  11.18       $   9.34   $  10.00
------------------------------------------------------------------------------------------------------------------------------------
   Income From Investment Operations:

   Net Investment Income                                                           0.14           0.15           0.12       0.02/2/
------------------------------------------------------------------------------------------------------------------------------------
   Net Realized and Unrealized Gain (Loss) on Investments,
   Futures                                                                        (2.41)          2.92           1.89      (0.68)
   Contracts and Foreign Currency Transactions
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Asset Value From Operations                     (2.27)          3.07           2.01      (0.66)
------------------------------------------------------------------------------------------------------------------------------------
   Less Distributions:

   Distributions From Net Investment Income                                        0.00          (0.23)         (0.16)      0.00
------------------------------------------------------------------------------------------------------------------------------------
   Distributions From Net Realized Gain on Investments                            (0.19)         (0.42)         (0.01)      0.00
------------------------------------------------------------------------------------------------------------------------------------
   Total Distributions                                                            (0.19)         (0.65)         (0.17)      0.00
------------------------------------------------------------------------------------------------------------------------------------
   Net Asset Value, End of Period                                       $      $  11.14       $  13.60       $  11.18      $9.34
------------------------------------------------------------------------------------------------------------------------------------
   Total Return/4/                                                      %        (16.66)%        27.60%         21.60%     (6.60)%
------------------------------------------------------------------------------------------------------------------------------------
   Ratios/Supplemental Data

   Net Assets, End of Period (in 000s)                                  $      $ 80,064       $ 54,499       $ 35,956   $ 14,409
------------------------------------------------------------------------------------------------------------------------------------
   Ratios to Average Net Assets:
------------------------------------------------------------------------------------------------------------------------------------
   Net Investment Income Including Reimbursement/Waiver                 %          1.17%          1.37%          1.20%    0.72%/3/
------------------------------------------------------------------------------------------------------------------------------------
   Operating Expenses Including Reimbursement/Waiver                    %          0.65%          0.65%          0.65%    0.65%/3/
------------------------------------------------------------------------------------------------------------------------------------
   Operating Expenses Excluding Reimbursement/Waiver                    %          0.92%          1.15%          1.66%    2.75%/3/
------------------------------------------------------------------------------------------------------------------------------------
   Portfolio Turnover Rate                                              %             4%            29%             7%       0%/5/
------------------------------------------------------------------------------------------------------------------------------------

            /1/Commencement of operations.
            /2/Based on average shares outstanding.
            /3/Annualized.
            /4/Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. If fees for the adviser and administrator were not waived the total return would have been lower. These figures also do not include the effect of Contract charges, which would lower the return shown.
            /5/Less than 1%.

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You can find more detailed information about the Fund in the current Statement of Additional Information, dated April 30, 2002, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is incorporated by reference into this Prospectus. To receive your free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have questions about investing in the Fund, call the customer service center at the telephone number shown in the accompanying Contract prospectus.

You can find reports and other information about the Fund on the EDGAR Database on the SEC's website (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at 1-202-942-8090.

EAFE(R) Equity Index Fund
Class S Shares
Deutsche Asset Management VIT Funds

                                                                CUSIP #
                                                                SEAFEPRO  (4/02)
                                                                811-07507
                                       11

                                                       Deutsche Asset Management



Mutual Fund

Prospectus

April 30, 2002



                                                              Deutsche VIT Funds



Deutsche VIT Nasdaq-100 Index Fund
Class S Shares

[Like shares of all mutual funds, these      A Member of the       LOGO
securities have not been approved or         Deutsche Bank Group
disapproved by the Securities and
Exchange Commission nor has the
Securities and Exchange Commission
passed upon the accuracy or adequacy of
this Prospectus. Any representation to
the contrary is a criminal offense.]

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Overview
--------------------------------------------------------------------------------

of Nasdaq-100 Index Fund

Goal: The Fund seeks to match, as closely as possible, before expenses, the performance of the Nasdaq-100 Index(R).

Core Strategy: The Fund attempts to invest in stocks and other securities that are representative of the Nasdaq-100 Index as a whole.

INVESTMENT POLICIES AND STRATEGIES

The Fund seeks to match, before expenses, the risk and return characteristics of the Nasdaq-100 Index. The Fund will invest primarily in common stocks of companies that comprise the Nasdaq-100 Index, in approximately the same weightings as the Nasdaq-100 Index. The Fund may also use derivative instruments, such as stock index futures contracts and options relating to the benchmark. The Fund's investment adviser will use quantitative analysis techniques to structure the Fund to obtain a high correlation to the Nasdaq-100 Index, while remaining as fully invested as possible in all market environments. However, the composition of the Nasdaq-100 Index and the Fund may occasionally diverge.

The Nasdaq-100 Index is a modified capitalization-weighted index composed of equity securities of 100 of the largest non-financial domestic and international companies listed on The Nasdaq Stock Market, Inc. It is a model, not an actual portfolio.

Nasdaq-100 Index Fund

Overview of the Nasdaq-100 Index Fund

Goal ..........................................................
Core Strategy .................................................
Investment Policies and Strategies ............................
Principal Risks of Investing in the Fund ......................
Who Should Consider Investing in the Fund .....................
Performance ...................................................

A Detailed Look at the Nasdaq-100 Index Fund

Objective .....................................................
Index Investing Versus Active Management ......................
Strategy ......................................................
Principal Investments .........................................
Investment Process ............................................
Other Investments .............................................
Risks .........................................................
Information Regarding the Index ...............................
Management of the Fund ........................................
Calculating the Fund's Share Price ............................
Distribution Plan .............................................
Dividends and Distributions ...................................
Tax Considerations ............................................
Buying and Selling Shares .....................................
Financial Highlights ..........................................

Overview of the Deutsche VIT Nasdaq-100 Index Fund

PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund could lose money, or the Fund's performance could trail that of other investments. For example:

..    Stocks held by the Fund could perform poorly.

..    Stocks could decline generally or could underperform other investments.

..    The Fund could suffer losses if its futures and options positions are not well correlated with the securities for which they are acting as a substitute or if the Fund cannot close out its positions.

Beyond the risks common to all stock investing, an investment in the Fund could also lose money or underperform alternative investments as a result of risks related to the Fund's investment style. For example:

..    Because the Fund invests in the securities that comprise the Nasdaq-100
     Index, which tends to be heavily concentrated in technology companies, changes negatively affecting that sector of the economy may adversely affect the Fund.

..    The Fund's value may fluctuate more than that of less concentrated investment portfolios.

..    Returns on large US companies' stocks, in which the Fund invests, could trail the returns from stocks of medium or small companies. Each type of stock tends to go through cycles of overperformance and underperformance in comparison to the overall stock market.

..    The Fund may not be able to track closely the performance of the Nasdaq-100
     Index for a number of reasons, including the Fund's cost of buying and selling securities, the flow of money into and out of the Fund and the underperformance of stocks selected by the Fund's investment adviser.

..    Because techniques which non-index funds use to reduce the risk of loss may not be commonly used by the Fund, the Fund may perform more poorly than a more actively managed fund in the event of a general market decline.

WHO SHOULD CONSIDER INVESTING IN THE FUND

The Fund sells its shares only to separate accounts of various insurance companies and certain tax-qualified plans (the `Companies'). Shares are available to the public through the purchase of certain variable annuity and variable life insurance contracts (`Contract(s)') issued by the Companies. As a Contract owner, your premium payments are allocated to the Fund through these separate accounts in accordance with your Contract. Please see the Contract prospectus that accompanies this Prospectus for a detailed explanation of your Contract.

You should consider investing in the Fund if you are seeking the following:

..    capital appreciation over the long term;

..    exposure to the equity market as represented primarily by companies in the
     US; and

..    investment returns that track the performance of the Nasdaq-100 Index.

There is, of course, no guarantee that the Fund will realize its goals. You should not consider investing in the Fund if you are:

..    pursuing a short-term financial goal;

..    seeking regular income and stability of principal;

..    unable to tolerate fluctuations in the value of your investments;

..    seeking to outperform the Nasdaq-100 Index;

..    unwilling to take greater risk for long-term goals; or

..    seeking an investment that provides tax-free income.

Please bear in mind that there are important differences between funds available to any investor (a Retail Fund) and those that are only available through certain financial institutions, such as insurance companies and tax-qualified plans. For example, Retail Funds, unlike the Fund, are not sold to insurance company separate accounts to support investments in variable insurance contracts. In addition, the investment objectives, policies and strategies of the Fund, while similar to those of a Retail Fund, are not identical. Retail Funds may be smaller or larger than the Fund and have different expense ratios than the Fund. As a result, the performance of the Fund and a Retail Fund will differ.

                              Overview of the Deutsche VIT Nasdaq-100 Index Fund

The Fund by itself does not constitute a balanced investment program. It can, however, afford exposure to investment opportunities not available to an investor in small- and medium-sized company stocks. Further diversifying your investments may improve your long-run investment return and lower the volatility of your overall investment portfolio.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

A Note on Fees
As an investor in the Fund, you would incur various operating costs, including management expenses. You also would incur fees associated with the Contracts you purchase. Detailed information about the cost of investing in the Fund is presented in the accompanying prospectus for the Contracts through which the Fund's shares are offered to you.

PERFORMANCE

The Fund has no operating history prior to the date of this Prospectus.

The table below shows the year-end value and the total return of the Nasdaq-100 Index for each of the ten years ended December 2001.

Investors should note that the figures below represent past performance of the Index and not the Index's future performance or the performance of the Fund, which includes certain fees and expenses. These fees and expenses will be reflected in the Fund's results. Past performance is not a guarantee of future results.


---------------------------------------------------------
Performance
---------------------------------------------------------
      Year          Year-End Index     Annual Returns**
                        Value*
---------------------------------------------------------
      1992               360.19             8.86%
---------------------------------------------------------
      1993               398.28            10.58%
--------------------------------------------------------
      1994               404.27            1.50 %
---------------------------------------------------------
      1995               576.23            12.54%
---------------------------------------------------------
      1996               821.36            42.54%
---------------------------------------------------------
      1997               990.80            20.63%
---------------------------------------------------------
      1998             1,836.01            85.31%
---------------------------------------------------------
      1999             3,707.83           101.95%
---------------------------------------------------------
      2000             2,341.70           -36.84%
---------------------------------------------------------
      2001
---------------------------------------------------------

  *Adjusted to reflect that the Nasdaq-100 Index level was halved on January 3, 1994 and does not reflect reinvestment of dividends.

  **Calculated from the year-end values and does not reflect reinvestment of dividends.

A detailed look
--------------------------------------------------------------------------------

at the Nasdaq-100 Index Fund

OBJECTIVE

The Fund seeks to match, as closely as possible, before the deduction of expenses, the performance of the Nasdaq-100 Index.

The Fund invests for capital appreciation, not income; any dividend and interest income is incidental to the pursuit of its objective. While we give priority to matching the Index's performance, we cannot offer any assurance of achieving this objective. The Fund's objective is not a fundamental policy. We must notify shareholders before we change it, but we are not required to seek their approval to do so.

INDEX INVESTING VERSUS ACTIVE MANAGEMENT

Active management involves the investment adviser buying and selling securities based on research and analysis. Unlike a fund that is actively managed, an index fund tries to match, as closely as possible, the performance of a target index by holding either all, or a representative sample, of the securities in the index. Indexing appeals to many investors for the following reasons:

..    indexing provides simplicity because it is a straight forward market-matching strategy;

..    index funds generally provide diversification by investing in a wide variety of companies and industries;

..    an index fund's performance is predictable in that the Fund's value is expected to move in the same direction, up or down, as the target index;

..    index funds tend to have lower costs because they do not have many of the expenses of actively managed funds, such as research; and

..    index funds generally realize low capital gains.

An index is an unmanaged group of securities whose overall performance is used as a standard to measure the investment performance of a particular market. An index is a passive measure of stock market returns. It does not factor in the costs of buying, selling and holding stocks. An index fund has operating expenses and transaction costs that the index does not have and these costs are reflected in the index fund's results. Therefore, while the Fund will attempt to track the Nasdaq-100 Index as closely as possible, it is unlikely to match its performance exactly.

STRATEGY

The Nasdaq-100 Index Fund will pursue its objective by investing primarily in the securities of the companies included in the benchmark and derivative instruments, such as futures contracts and options, relating to the benchmark. The Fund's investment adviser will use quantitative analysis techniques to structure the Fund to obtain a high correlation to the Nasdaq-100 Index, while remaining as fully invested as possible in all market environments. To attempt to match the risk and return characteristics of the Nasdaq-100 Index as closely as possible, the Fund may invest in a statistically selected sample of the securities found in the Nasdaq-100 Index, using a process known as `optimization.' This process selects stocks for the Fund so that industry weightings, market capitalizations and fundamental characteristics (price-to-book ratios, price-to-earnings ratios, debt-to-asset ratios and dividend yields) closely match those of the securities in the Nasdaq-100 Index. Over the long term, the investment adviser seeks a high correlation between the performance of the Fund, before expenses, and the Nasdaq-100 Index. The Fund may also hold assets in short-term debt securities and money market instruments. The correlation of the Fund's performance to that of the Nasdaq-100 Index should increase as the Fund grows.

PRINCIPAL INVESTMENTS

Under normal circumstances, the Fund intends to invest at least 80% of its assets in stocks of companies included in the Nasdaq-100 Index and in derivative instruments, such as futures contracts and options, that provide exposure to the stocks of companies in the Nasdaq-100 Index. The Fund's securities are weighted to attempt to make the Fund's total investment characteristics similar to those of the Nasdaq-100 Index as a whole.

Portfolio Turnover. The portfolio turnover rate measures the frequency with which the Fund sells and replaces its securities within a given period.

Generally, a derivative is a financial arrangement that derives its value from a traditional security (like a stock or bond), asset or index.

Futures and options are used as low-cost methods for gaining or reducing exposure to a particular securities or currency market without investing directly in those securities.

A Detailed Look at the Deutsche VIT Nasdaq-100 Index Fund

The investment adviser may remove or exclude any Nasdaq-100 Index stock from the Fund if the investment adviser believes that the stock is illiquid or that the merit of the investment has been impaired by financial conditions or other extraordinary events. At times, the investment adviser may purchase a stock not included in the Nasdaq-100 Index when it is believed to be a cost-efficient way of approximating the Index's performance, for example, in anticipation of a stock being added to the Index. The Fund may also hold assets in short-term debt securities and money market instruments.

INVESTMENT PROCESS

In an effort to run an efficient and effective strategy, the Fund may use the process of `optimization,' a statistical sampling technique. First, the Fund buys the stocks that make up the larger portions of the Nasdaq-100 Index's value in roughly the same proportion as the Nasdaq-100 Index. Second, the smaller stocks in the Nasdaq-100 Index are analyzed and selected based on liquidity. In choosing smaller stocks, the Fund's investment adviser tries to match the industry and risk characteristics of all of the smaller companies in the Nasdaq-100 Index.

OTHER INVESTMENTS

The Fund may invest in various instruments commonly known as `derivatives' to protect its assets or increase its exposure to an asset class. The Fund primarily uses futures, options, options on futures and options on stocks and index futures, swaps. The investment adviser may use derivatives in circumstances where the investment adviser believes they offer an economical means of gaining exposure to a particular asset class. The Fund may also invest in derivatives to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

RISKS

Below we set forth some of the prominent risks associated with investing in general and with index investing. Although we attempt both to address the likelihood that these risks may actually occur and to limit them, we cannot guarantee that we will succeed.

Primary Risks

Market Risk. Deteriorating market conditions might cause an overall weakness in the market that reduces the absolute level of stock prices in that market, including stocks held by the Fund. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Stock prices tend to go up and down more than bond prices.

Stock Selection Risk. A risk that pervades all investing is the risk that the securities held by the Fund will decline in value.

Tracking Error Risk. There are several reasons that the Fund's performance may not match the Nasdaq-100 Index exactly:

..    Unlike the Nasdaq-100 Index, the Fund incurs administrative expenses and transaction costs in trading stocks.

..    The composition of the Nasdaq-100 Index and the stocks held by the Fund may occasionally diverge.

..    The timing and magnitude of cash inflows from investors buying shares could create large balances of uninvested cash. Conversely, the timing and magnitude of cash outflows to investors selling shares could require large ready reserves of uninvested cash. Either situation would likely cause the Fund's performance to deviate from the `fully invested' Nasdaq-100 Index.

Concentration Risk. The Fund concentrates its investments in securities that comprise the Nasdaq-100 Index. Thus, to the extent the Index is at any time heavily concentrated in an industry or sector, the Fund will likely also be heavily concentrated in the industry or sector. For instance, the stocks that currently make up the Index are heavily weighted in the technology sector and stocks of companies in this sector will represent a correspondingly large component of the Fund's investment assets. As a result, market price movements, regulatory or technological changes, or economic conditions affecting companies in this sector will have a significant impact on the Fund's performance.

Growth Company Risk. The prices of growth companies held by the Fund may fall to a greater extent than the overall equity markets because of changing economic, political or market factors. Growth company securities tend to be more volatile in terms of price swings and trading volume. Growth companies, especially technology related companies, have in the past seen dramatic rises in stock valuations. The Fund may have the risk that the market may deem the stock prices of these companies overvalued, which could cause steep and/or volatile price swings. Also, since investors buy these stocks because of their expected superior earnings growth, earnings disappointments often result in price declines.

Non-Diversification Risk. The Fund is non-diversified. This means that a relatively high percentage of its assets may be invested in a few issuers. Thus, the performance of one or a small number of portfolio holdings can affect the overall performance more than if the Fund were

                       A Detailed Look at the Deutsche VIT Nasdaq-100 Index Fund

 diversified. Currently, a few individual securities (for example, Microsoft Corporation and Intel Corporation) represent a highly concentrated weighting in the Index. Because a relatively high percentage of the Fund's total assets may be invested in the securities of a single issuer or a limited number of issuers, the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers, or large companies in general. This may increase the volatility of the Fund's performance because the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.

 Futures and Options Risk. The Fund may invest, to a limited extent, in stock index futures or options, which are types of derivatives. The Fund will not use these derivatives for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. The Fund may use derivatives in circumstances where the investment adviser believes they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market. Risks associated with derivatives include:

..    the derivative is not well correlated with the security, index or currency for which it is acting as a substitute;

..    derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; and

..    the risk that the Fund cannot sell the derivative because of an illiquid secondary market.

Secondary Risks

Pricing Risk. The Fund values its securities at their stated market value if price quotations are readily available and reliable and, if not, by the method that most accurately reflects their current worth under procedures adopted in good faith by and under the general supervision of the Board of Trustees. This procedure implies an unavoidable risk, the risk that the prices are higher or lower than the prices that the securities might actually command if the Fund sold them. If the Fund values the securities too highly, you may end up paying too much for Fund shares when you buy. If the Fund underestimates their price, you may not receive the full market value for Fund shares when you sell.

Medium-Sized Company Risk. To the extent that the Fund invests in medium-sized companies, it will be more susceptible to share price fluctuations--down as well as up--than stocks of larger companies. A shortage of reliable information--the same information gap that creates opportunity--can also pose added risk. Industry-wide reversals may have a greater impact on medium-sized companies since they lack a large company's financial resources. Finally, stocks of medium-sized companies are typically less liquid than stocks of large companies. Particularly when they are performing poorly, a medium size company's shares may be more difficult to sell.

Credit Risk. Credit risk is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract or a securities loan, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Since the Fund may invest in derivatives, it is subject to such risks. Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell. The Fund may not be able to sell these illiquid securities at the best prices. Investments in derivatives and securities involving small market capitalization, substantial market risk and /or substantial credit risk tend to involve greater liquidity risk.

Leveraging Risk. If the Fund borrows money or otherwise leverages its portfolio, the value of an investment in the Fund will be more volatile and all other risks will tend to be compounded. The Fund may take on leveraging risk by investing collateral from securities loans, by using derivatives and by borrowing money to repurchase shares or to meet redemption requests.

INFORMATION REGARDING THE INDEX

The Fund is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc.(including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations make no representation or warranty, express or implied to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to Deutsche Asset Management, Inc. (Licensee) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R), and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Fund.

A Detailed Look at the Deutsche VIT Nasdaq-100 Index Fund

Nasdaq has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Fund.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

MANAGEMENT OF THE FUND

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Fund Management, Inc., Bankers Trust Company, Deutsche Banc Alex. Brown Inc, Deutsche Asset Management, Inc. (`DeAM, Inc.') and Deutsche Asset Management Investment Services Limited.

Board of Trustees. The Fund's shareholders, voting in proportion to the number of shares each owns, elect a Board of Trustees, and the Trustees supervise all the Fund's activities on their behalf. The separate accounts of the Companies are the shareholders of record of the Fund's shares. Any reference to the shareholder in this Prospectus technically refers to the Companies' separate accounts and not to you, the Contract owner.

Investment Adviser. Under the supervision of the Board of Trustees, DeAM, Inc., with headquarters at 280 Park Avenue, New York, NY 10017, acts as investment adviser for the Fund. As investment adviser, DeAM, Inc. makes the Fund's investment decisions. It buys and sells securities for the Fund and conducts the research that leads to the purchase and sale decisions. DeAM, Inc. is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges. DeAM, Inc. is entitled to receive a fee of 0.30% of the Fund's average daily net assets for its investment advisory services.

DeAM, Inc. is an indirect wholly-owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

DeAM, Inc. provides a full range of international investment advisory services to institutional clients. As of December 31, 2001, it managed approximately $96 billion in assets.

CALCULATING THE FUND'S SHARE PRICE

The Fund calculates the price of its shares (also known as the `net asset value' or `NAV') in accordance with the standard formula for valuing mutual fund shares at the close of trading on the New York Stock Exchange each day the New York Stock Exchange is open for business.

The formula for calculating the Fund's net asset value calls for deducting all of the liabilities of the Fund's class of shares from the total value of its assets--the market value of the securities it holds, plus its cash reserves--and dividing the result by the number of outstanding shares of that class. The Fund values its securities at their stated market value if price quotations are readily available and reliable. When price quotations for a particular security are not readily available or may be unreliable, the Fund determines its value by the method it believes most accurately reflects its fair value under procedures adopted in good faith by and under the general supervision of the Board of Trustees.

The New York Stock Exchange is open every week, Monday through Friday, except when the following holidays are celebrated: New Year's Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. On days when the New York Stock Exchange closes early the Fund will calculate its net asset value at the time of closing.

                    A    Detailed Look at the Deutsche VIT Nasdaq-100 Index Fund

Prices for securities that trade on foreign exchanges can change significantly on days when the New York Stock Exchange is closed and you cannot buy or sell Fund shares. Price changes in securities the Fund owns may ultimately affect the price of Fund shares the next time the net asset value is calculated.

The Fund uses a forward pricing procedure. Therefore, the price at which you buy or sell shares is based on the next calculation of the net asset value after the order is received by the Fund or your broker.

DIVIDENDS AND DISTRIBUTIONS

If the Fund earns net investment income or recognizes net capital gains, its policy is to distribute to the Companies' separate accounts substantially all of that income and capital gain at least annually. These distributions are automatically made in the form of additional shares of the Fund and not cash, unless a Company elects to have distributions made in cash. The result of automatic reinvestment of distributions is that the Fund's performance, including the effect of dividends, is reflected in the cash value of the Contracts you own. Please see the Contract prospectus accompanying this Prospectus for more information.

DISTRIBUTION PLAN

The Fund has adopted a Distribution (12b-1) Plan that allows it to pay distribution and service fees for the sale and distribution of Class S shares and for services provided to shareholders. The plan permits the Fund to pay the Fund's distributor an annual fee, not to exceed 0.25% of the average daily net assets of the Fund. The distributor may use this fee as well as other assets of the distributor to compensate sponsoring insurance companies for providing distribution and other services in connection with Fund shares. Payments may also be made to financial institutions, industry professionals and broker-dealers for providing distribution assistance relating to the sale of the Funds' shares. Because these fees are paid out of each Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

TAX CONSIDERATIONS

The following summary is based on current laws that may change. The tax considerations for taxable accounts and non-US investors may be different. Because tax circumstances for each investor are unique and tax laws are subject to change, you should consult with your tax advisor before investing.

Because shares of the Fund may be purchased only through Contracts, any income dividends or capital gains distributions from the Fund are taxable, if at all, to the participating Companies and will be exempt from current taxation of the Contract owner if left to accumulate within the Contract. Please see the Contract prospectus accompanying this Prospectus for a description of the Fund's federal tax impact on you as a Contract owner.

BUYING AND SELLING SHARES

The Fund does not sell its shares directly to the public. The Fund continuously sells its shares to each Company's separate accounts, without a sales charge, at the next calculated net asset value per share determined after a proper purchase order is placed with the Company. The Company offers to Contract owners units in its separate accounts, which directly correspond to shares in the Fund. Each Company submits purchase and redemption orders to the Fund based on allocation instructions for premium payments, transfer instructions and surrender or partial withdrawal requests of their Contract owners, as set forth in the accompanying prospectus for the Contracts. Redemption orders are effected at the next calculated net asset value per share determined after a proper redemption order is placed with the Company.

We reserve the right to reject purchases of Fund shares (including exchanges) for any reason.

A contract owner's purchase order may not be accepted if the sale of Fund shares has been suspended or if the Fund determines that the purchase would be detrimental to the interests of its shareholders. The Fund specifically reserves the right to refuse an order if it is part of multiple purchase or exchange requests that the Fund, in its sole discretion, deems to involve excessive trading or to be part of a market timing strategy. In making its determination the Fund may consider orders that were placed individually as well as orders placed in combination with a group of contract owners or commonly controlled accounts and orders placed by a company. Because purchase orders from a company may be placed in combination with those of other contract owners, an entire trade may not be accepted if a pattern of market timing is detected. For these purposes, the Fund may consider, among other factors, trading history in this or any affiliated funds, the funds involved, the amount of the investment and a contract owners background and the background of any other investors or dealers involved.

Please see the Contract prospectus that accompanies this Prospectus for a detailed description of your Contract and its allocation to the Fund, transfer and withdrawal provisions.

FINANCIAL HIGHLIGHTS

The fund does not have a full calendar year of operating performance to report.

You can find more detailed information about the Fund in the current Statement of Additional Information, dated April 30, 2002, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is incorporated by reference into this Prospectus. To receive your free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have questions about investing in the Fund, call the customer service center at the telephone number shown in the accompanying Contract prospectus.

You can find reports and other information about the Fund on the EDGAR Database on the SEC's website (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC,
------------------
Washington, D.C. 20549-0102. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at 1-202-942-8090.


Nasdaq-100 Index Fund
Class S Shares
Deutsche Asset Management VIT Funds

                                                               CUSIP #
                                                               SNASDAQPRO (4/02)
                                                               811-07507